Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Operating revenues: (Notes 3, 4 and 13)
Time charter and bareboat revenues	$ 70,908	$ 69,221	$ 141,456	$ 136,608
Loss of hire insurance recoveries		450		450
Other income	14	94	15	750
Total revenues	70,922	69,765	141,471	137,808
Operating expenses: (Note 4 and 13)
Vessel operating expenses	15,301	13,974	29,757	27,221
Depreciation	22,429	22,332	44,860	43,906
General and administrative expenses	1,264	1,350	2,561	2,695
Total operating expenses	38,994	37,656	77,178	73,822
Operating income	31,928	32,109	64,293	63,986
Finance income (expense): (Note 13)
Interest income	233	161	471	296
Interest expense (Note 6)	(13,186)	(12,526)	(26,844)	(23,119)
Other finance expense (Note 6)	(286)	(288)	(404)	(626)
Realized and unrealized gain (loss) on derivative instruments (Note 7)	(10,318)	1,968	(16,247)	11,944
Net gain (loss) on foreign currency transactions	(192)	260	(218)	(70)
Total finance expense	(23,749)	(10,425)	(43,242)	(11,575)
Income before income taxes	8,179	21,684	21,051	52,411
Income tax (expense) (Notes 9)	(3)	(3)	(6)	(6)
Net income	8,176	21,681	21,045	52,405
Series A Preferred unitholders' interest in net income	1,800	1,800	3,600	3,600
General Partner's interest in net income	118	367	322	901
Limited Partners' interest in net income	$ 6,258	$ 19,514	$ 17,123	$ 47,904
Earnings per unit (Basic): (Note 15)
General Partner unit (diluted)	$ 0.191	$ 0.597	$ 0.524	$ 1.465
Earnings per unit (Diluted): (Note 15)
General Partner unit (diluted)	0.191	0.597	0.524	1.465
Common Units
Earnings per unit (Basic): (Note 15)
Common unit (basic)	0.191	0.597	0.524	1.465
Earnings per unit (Diluted): (Note 15)
Common unit (diluted)	$ 0.191	$ 0.585	$ 0.524	$ 1.415